Expense Example, No Redemption - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Risk Parity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 471
3 Years	734
5 Years	1,018
10 Years	1,826
Fidelity Advisor Risk Parity Fund - Class C
Expense Example, No Redemption:
1 Year	176
3 Years	552
5 Years	954
10 Years	1,882
Fidelity Advisor Risk Parity Fund - Class I
Expense Example, No Redemption:
1 Year	75
3 Years	241
5 Years	423
10 Years	949
Fidelity Advisor Risk Parity Fund - Class Z
Expense Example, No Redemption:
1 Year	69
3 Years	225
5 Years	395
10 Years	889
Fidelity Advisor Risk Parity Fund - Class A
Expense Example, No Redemption:
1 Year	669
3 Years	876
5 Years	1,101
10 Years	$ 1,746